[LOGO}

                                    Tax Free
                               Short/Intermediate
                                Fixed Income Fund

                               SEMI-ANNUAL REPORT

                                December 31, 1997

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                                December 31, 1997
                                   (unaudited)

  Principal                                                              Maturity     Interest
   Amount                                                                  Date         Rate           Value
 -----------                                                             --------      -------     ------------
               MUNICIPAL BONDS (99.8%)
               ESCROWED TO MATURITY (a) (3.9%)
 $  100,000    Berks County, Pennsylvania, Industrial
                 Development Authority ..................................   4/1/98      7.250%      $   100,814
     50,000    Chicago, Illinois, Public Building Community Revenue .....   1/1/98      7.500            50,000
    150,000    Chicago, Illinois, Wastewater Transmission Revenue ....... 11/15/98      6.700           153,630
    165,000    Fairfield, Ohio, Economic Development.....................  12/1/98     10.500           174,707
    200,000    Metropolitan Government, Nashville, Tennessee.............   7/1/98      6.800           203,092
  2,150,000    New Jersey State Transportation Authority ................  6/15/00      6.000         2,249,007
                                                                                                    -----------
                 TOTAL ESCROWED TO MATURITY  ............................                           $ 2,931,250
                                                                                                    -----------

               GENERAL OBLIGATIONS (12.2%)

 $1,500,000    Delaware County, Pennsylvania............................. 11/15/02      6.000%      $ 1,610,625
    175,000    Delaware State............................................   5/1/98      6.000           176,704
  1,000,000    El Paso, Texas ...........................................  8/15/01      7.000         1,095,590
    200,000    Florida State.............................................   7/1/99      6.875           208,450
  1,000,000    Hawaii State..............................................  11/1/01      5.850         1,060,490
    100,000    Maine Municipal Bond Bank.................................  11/1/99      7.100           105,200
    500,000    Maryland State............................................  7/15/99      6.400           551,310
  1,000,000    Massachusetts State ......................................  11/1/01      5.500         1,048,240
    585,000    New Jersey State .........................................  9/15/99      6.250           607,546
  2,000,000    San Antonio, Texas .......................................   8/1/02      8.000         2,311,300
    275,000    Washington State .........................................   1/1/01      6.500           293,849
                                                                                                    -----------
                 TOTAL GENERAL OBLIGATIONS ..............................                           $ 9,069,304
                                                                                                    -----------

               PRE-REFUNDED (a) (75.5%)

 $1,275,000    Akron, Ohio, Bath Copley Township Hospital ............... 11/15/00      7.250%      $ 1,408,556
    500,000    Anchorage, Alaska Tel Revenue ............................  11/1/00      7.100           549,135
    400,000    Arizona State ............................................   7/1/02      7.000           448,676
    515,000    Augusta, Georgia Water and Sewer Revenue .................   5/1/02      6.500           568,833
    125,000    Aurora, Illinois .........................................   1/1/99      7.000           128,711
    300,000    Austin, Texas, Utility System Revenue.....................   9/1/99      7.000           314,232
    200,000    Berkeley County, South Carolina, Water & Sewer
                 Revenue.................................................   6/1/01      7.000           222,058
    550,000    Boston, Massachusetts ....................................   2/1/00      7.375           596,283
     35,000    Buncombe County, North Carolina ..........................   2/1/98      7.100            35,779
    500,000    Chicago, Illinois ........................................   7/1/02      6.850           558,795
  1,000,000    Chicago, Illinois ........................................   7/1/02      6.850         1,117,590
  1,000,000    Cook County, Illinois..................................... 11/15/02      6.300         1,105,370
     15,000    Dade County, Florida, Public Facility Revenue.............   6/1/98      7.875            15,549
    210,000    Delaware County, Pennsylvania, Hospital Revenue ..........  8/15/99      7.125           224,223
    105,000    Delaware County, Pennsylvania, Hospital Revenue ..........  8/15/99      7.200           112,232
     20,000    Delaware Transportation Authority System Revenue..........   7/1/98      7.500            20,667
    465,000    Delaware Transportation Authority System Revenue .........   7/1/01      6.000           493,425

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1997 (continued)
                                   (unaudited)

  Principal                                                              Maturity     Interest
   Amount                                                                  Date         Rate           Value
 -----------                                                             --------      -------     ------------
               Pre-Refunded (continued)
 $1,500,000    Denver, Colorado, City and County......................... 11/15/02      7.500%      $ 1,740,330
    525,000    District of Columbia, General Obligation..................  12/1/98      7.750           552,867
    250,000    District of Columbia, General Obligation .................   6/1/00      6.875           269,943
    200,000    Downtown Savannah Authority, Georgia Revenue..............   1/1/99      6.800           209,506
     45,000    Duluth, Minnesota.........................................   3/1/98     10.500            45,455
  1,000,000    Florence County, South Carolina, Public Facility..........   3/1/00      7.600         1,083,080
    500,000    Florida State Department of National Resource
                 Preservation ...........................................   7/1/01      6.700           550,505
  1,050,000    Fort Worth, Texas ........................................   3/1/00      6.500         1,101,786
     50,000    Fulton County, Georgia, Water & Sewer Revenue ............   1/1/98      8.250            51,000
    110,000    Georgia Municipal Electric Authority Power Revenue .......   1/1/98      8.000           112,200
    400,000    Goshen, Indiana, Middle School............................ 12/30/98      7.800           423,004
    295,000    Greater Orlando, Aviation Authority, Florida Revenue .....  10/1/98      8.375           310,305
    200,000    Greensburg-Salem, Pennsylvania, School District ..........   1/1/99      7.100           206,130
    125,000    Gwinnett County, Georgia, Water & Sewer Revenue ..........   8/1/98      6.700           129,574
    400,000    Harris County, Texas......................................   2/1/98     10.375           401,800
    100,000    Harris County, Texas......................................  2/15/98      8.125           103,458
     45,000    Harris County, Texas .....................................  2/15/98      8.125            46,556
  1,000,000    Harris County, Texas......................................  10/1/98      5.750         1,013,950
  1,000,000    Harris County, Texas......................................  10/1/02      5.750         1,064,240
    125,000    Hawaii State..............................................   6/1/98      7.000           128,549
  1,745,000    Honolulu, Hawaii, City & County...........................   6/1/00      7.250         1,889,469
    970,000    Hudson County, New Jersey, Correctional Facility..........  12/1/98      7.600         1,022,002
    590,000    Illinois Health Facility Authority .......................   4/1/99      7.375           624,963
    200,000    Illinois State ...........................................   6/1/98      7.750           207,132
    500,000    Illinois State Sales Tax Revenue..........................  6/15/99      6.800           528,850
    500,000    Illinois State University Revenue.........................  10/1/99      7.400           537,090
  1,007,000    Indiana Transportation Finance Authority..................  11/1/02      6.250         1,110,771
     75,000    Indianapolis, Indiana, Public Improvement.................   2/1/98      8.500            76,738
  1,000,000    Indianapolis, Indiana, Public Improvement.................   1/1/02      6.700         1,105,870
    500,000    Intermountain Power Agency, Utah..........................   7/1/99      7.200           532,285
    710,000    Kentucky Infrastructure Authority.........................   8/1/99      7.625           761,518
    500,000    Kentucky State Property & Building........................   2/1/01      6.875           548,445
  1,000,000    Kentucky State Turnpike Authority ........................  5/15/00      7.250         1,085,330
    250,000    King County, Washington...................................  12/1/00      6.750           267,943
    280,000    Lake County, Illinois, Forest Preservation District ......   2/1/98      6.850           286,174
    385,000    Maine Municipal Bond Bank.................................  11/1/98      7.400           406,314
    200,000    Maine Municipal Bond Bank ................................  11/1/98      7.850           212,274
  1,000,000    Martinsville, Virginia, Industrial Developement Authority    1/1/01      7.000         1,080,720
    500,000    Maryland State Health Facilities Authority ...............   7/1/01      6.750           518,400
    575,000    Maryland Water Quality Financing Authority ...............   9/1/00      7.250           631,902
     50,000    Massachusetts Bay Transportation Authority................   3/1/98      7.500            51,284

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1997 (continued)
                                   (unaudited)

  Principal                                                              Maturity     Interest
   Amount                                                                  Date         Rate           Value
 -----------                                                             --------      -------     ------------
               Pre-Refunded (continued)
 $1,150,000    Massachusetts State Health & Education Facility ..........   7/1/00      8.000%      $ 1,278,662
    500,000    Massachusetts State Industrial Finance Agency Revenue.....   9/1/99      7.250           535,485
    155,000    Massachusetts State Water Reserves........................   4/1/00      7.625           169,798
    100,000    Michigan City, Indiana, Area Schools .....................  6/15/98      7.875           103,774
    100,000    Michigan State Hospital Finance Authority ................  8/15/98      8.000           104,512
    230,000    Middlesex County, New Jersey,
                 Utilities Authority Sewer Revenue.......................  3/15/01      6.500           251,105
    290,000    Montgomery County, Maryland...............................   4/1/98      7.100           298,079
    320,000    Montgomery County, Maryland...............................   6/1/98      7.000           324,288
    655,000    Montgomery County, Maryland...............................   9/1/98      8.900           676,490
  1,000,000    Myrtle Beach, South Carolina, Water & Sewer Revenue ......   3/1/00      7.000         1,080,020
    465,000    New York State Dormitory Authority Revenue ...............   7/1/00      7.700           513,755
    400,000    New York State Dormitory Authority Revenue ...............  5/15/02      6.750           446,884
    165,000    New York State Local Government Assistance Corp. .........   4/1/01      7.250           183,747
    140,000    New York State Medical Care Facilities
                 Finance Agency Revenue .................................  2/15/01      7.500           156,436
    145,000    Ohio State Building Authority,
                 Correctional Facility, Series A.........................   8/1/99      7.350           155,152
  2,000,000    Ohio State Building Authority,
                 Correctional Facility, Series A.........................   8/1/99      7.350         2,140,020
    100,000    Pennsylvania State........................................   2/1/98      7.250           101,737
    200,000    Philadelphia, Pennsylvania, Gas Works Revenue ............   1/1/99      6.750           209,310
    500,000    Phoenix, Arizona, General Obligation......................   7/1/99      6.750           529,070
    115,000    Piedmont Municipal Power Agency, South Carolina
                 Revenue Bonds...........................................   1/1/98      7.600           117,300
    500,000    Price Elliot Resh Park, Arizona...........................   7/1/01      7.000           555,330
  1,000,000    Richland County, South Carolina...........................   3/1/00      6.750         1,073,830
    300,000    Richland County, South Carolina ..........................  10/1/00      6.500           324,207
    145,000    Richmond, Virginia, Public Utility Revenue ...............  1/15/98      8.000           148,055
    240,000    Salt River, Arizona, Electrical Systems Revenue ..........   1/1/98      8.250           240,000
    115,000    San Antonio, Texas, Electric & Gas Revenue ...............   2/1/98      8.000           117,630
  1,000,000    Springfield, Illinois.....................................  12/1/99      6.300         1,040,750
  1,000,000    Sullivan County, Tennessee, Health,
                 Education & Housing Facility............................  2/15/00      7.200         1,082,840
    250,000    Swarthmore Boro Authority, Pennsylvania,
                 College Revenue.........................................  9/15/98      7.375           259,852
    115,000    Texas State...............................................   4/1/00      7.125           124,631
    400,000    Texas State...............................................  10/1/00      6.500           424,576
    100,000    Texas State...............................................  10/1/98      6.500           101,970
  1,000,000    Tucson, Arizona, Street & Highway User Revenue ...........   7/1/00      6.750         1,072,290
  1,000,000    Tucson, Arizona, Street & Highway User Revenue ...........   7/1/00      6.875         1,075,210
  1,000,000    Tucson, Arizona, Street & Highway User Revenue ...........   7/1/00      6.875         1,075,210

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1997 (continued)
                                   (unaudited)

  Principal                                                              Maturity     Interest
   Amount                                                                  Date         Rate           Value
 -----------                                                             --------      -------     ------------
               Pre-Refunded (continued)
 $1,000,000    University of Arizona, Revenue Bonds .....................   6/1/00      6.900%      $ 1,082,740
    755,000    University of Pittsburg, Pennsylvania.....................   6/1/02      6.125           823,803
    210,000    University of Virginia, Hospital Revenue Bonds............   6/1/98      7.150           217,077
    325,000    Virginia State Public School Authority....................   1/1/98      7.000           331,500
    400,000    Virginia State Transportation Board Revenue...............  5/15/98      6.800           412,300
  2,000,000    Washington State..........................................   2/1/02      6.375         2,170,160
    400,000    Washington Suburban Sanitation District, Maryland.........   6/1/01      6.900           442,856
    500,000    Wisconsin State...........................................   5/1/02      6.000           534,160
    555,000    Wisconsin State...........................................   5/1/02      6.300           599,422
    270,000    Wisconsin Public Power System, Power Revenue..............   7/1/00      7.400           296,071
    200,000    Wisconsin Health & Educational Facility Authority
                 Revenue................................................. 11/15/98      7.625           210,346
    100,000    Wisconsin Health & Educational Facility Authority
                 Revenue.................................................  8/15/99      7.400           107,115
                                                                                                    -----------
                 TOTAL PRE-REFUNDED  ....................................                           $56,269,381
                                                                                                    -----------
               TRANSPORTATION (1.7%)
 $  550,000    Illinois State Toll Highway...............................   1/1/99      4.400%        $ 552,420
    750,000    Illinois State Toll Highway...............................   1/1/99      4.400           752,430
                                                                                                    -----------
                 TOTAL TRANSPORTATION  ..................................                           $ 1,304,850
                                                                                                    -----------

               UTILITIES (4.9%)
 $  500,000    San Antonio, Texas, Electric & Gas.......................    2/1/01      5.250%      $   516,990
  1,000,000    Washington State Public Power Supply......................   7/1/99      7.200         1,044,390
  1,000,000    Washington State Public Power Supply......................   7/1/01      7.625         1,105,210
  1,000,000    Washington State Public Power Supply .....................   7/1/02      5.000         1,023,330
                                                                                                    -----------
                 TOTAL UTILITIES ........................................                           $ 3,689,920
                                                                                                    -----------

               WATER/SEWER (1.6%)
 $  180,000    Houston, Texas, Water & Sewer Systems.....................  12/1/99      5.250%      $   183,942
    500,000    Houston, Texas, Water & Sewer Systems.....................  12/1/01      5.600           525,665
    275,000    Massachusetts Water Resources Authority...................  12/1/01      6.300           295,985
    150,000    Ocean County, New Jersey, Utilities Authority.............   1/1/01      6.125           158,843
                                                                                                    -----------
                 TOTAL WATER/SEWER  .....................................                           $ 1,164,435
                                                                                                    -----------
                 TOTAL MUNICIPAL BONDS (identified
                   cost $73,972,435) ....................................                           $74,429,140
                                                                                                    -----------

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                            PORTFOLIO OF INVESTMENTS
                          December 31, 1997 (continued)
                                   (unaudited)

  Principal                                                              Maturity     Interest
   Amount                                                                  Date         Rate           Value
 -----------                                                             --------      -------     ------------
               VARIABLE & FLOATING RATE INSTRUMENTS (b) (0.3%)
  $ 200,000    New York City, New York,
               General Obligation (identified cost $200,000).............   1/2/98      3.700%      $   200,000
                                                                                                    -----------

TOTAL INVESTMENTS, (identified cost $74,172,435) (c) ............................      100.1%       $74,629,140
CASH AND OTHER ASSETS LESS LIABILITIES ..........................................       (0.1)           (51,626)
                                                                                       ------       -----------
NET ASSETS  .....................................................................      100.0%       $74,577,514
                                                                                       ======       ===========

----------------
(a) General obligation or revenue bonds that have been fully secured or collateralized by an escrow fund consisting of U.S. Government obligations that can adequately meet interest and principal payments. For pre-refunded obligations, the stated maturity date represents the date of redemption which, pursuant to the terms of the escrow agreement, has been accelerated from the originally stated maturity date.
(b) Secured by a bank letter with Morgan Guaranty Trust.
(c) The aggregate cost for federal income tax purposes is $74,172,435 the aggregate gross unrealized appreciation is $469,077, and the aggregate gross unrealized depreciation is $12,372 resulting in net unrealized appreciation of $456,705.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1997
                                   (unaudited)

ASSETS:
      Investments in securities, at value (identified cost
        $74,172,435) (Note 1) .................................    $ 74,629,140
      Receivables for:
         Investments sold .....................................       2,229,425
         Interest .............................................       1,472,820
         Fund shares sold .....................................         308,622
                                                                   ------------
             Total Assets .....................................      78,640,007
                                                                   ------------
LIABILITIES:
      Due to bank .............................................          71,047
      Payables for:
        Investments purchased .................................       3,955,927
        Fund shares repurchased ...............................          15,965
        Investment advisory fee (Note 2) ......................          15,588
        Administrative fee (Note 2) ...........................           3,966
                                                                   ------------
             Total Liabilities ................................       4,062,493
                                                                   ------------
NET ASSETS ....................................................    $ 74,577,514
                                                                   ============
Net Assets Consist of:
      Paid-in capital .........................................    $ 74,340,295
      Accumulated net realized loss on investments ............        (219,486)
Net unrealized appreciation on investments ....................         456,705
                                                                   ------------
Net Assets ....................................................    $ 74,577,514
                                                                   ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE
      ($74,577,514 / 7,184,791 shares) ........................          $10.38
                                                                         ======

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                   For the six months ended December 31, 1997
                                   (unaudited)

NET INVESTMENT INCOME:
      Income:
        Interest ................................................   $ 1,474,143
                                                                    -----------
      Expenses:
        Investment advisory fee (Note 2) ........................        86,673
        Shareholder servicing/Eligible institution fees (Note 2)         86,673
        Administrative fee (Note 2) .............................        52,004
        Professional fees .......................................        11,750
        Custodian fee ...........................................        22,792
        Trustees fees and expenses (Note 2) .....................         2,141
        Miscellaneous expenses ..................................         5,458
        Amortization of organization expenses (Note 1) ..........           516
                                                                    -----------
        Total Expenses ..........................................       268,007
          Fees paid indirectly (Note 3) .........................        (7,087)
                                                                    -----------
             Net Expenses .......................................       260,920
                                                                    -----------
             Net Investment Income ..............................     1,213,223
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3):
      Net realized gain on investments ..........................         2,027
Net change in unrealized appreciation on investments ............       303,821
                                                                    -----------
             Net Realized and Unrealized Gain ...................       305,848
                                                                    -----------
      Net Increase in Net Assets Resulting from Operations ......   $ 1,519,071
                                                                    ===========

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                          For the
                                                                      six months ended        For the
                                                                      December 31, 1997     year ended
                                                                         (unaudited)       June 30, 1997
                                                                      -----------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
        Net investment income.....................................       $ 1,213,223       $   1,916,749
        Net realized gain on investments..........................             2,027              87,362
        Net change in unrealized appreciation on investments......           303,821             181,392
                                                                        ------------        ------------
            Net increase in net assets resulting from operations .         1,519,071           2,185,503
                                                                        ------------        ------------
      Dividends declared from net investment income...............        (1,213,223)         (1,916,749)
                                                                        ------------        ------------
      Shares of beneficial interest transactions (Note 4):
        Net proceeds from sales of shares of beneficial interest..        36,449,009          41,560,915
        Net asset value of shares of beneficial interest
           issued to shareholders in reinvestment of
          dividends ..............................................           536,129             817,854
        Net cost of shares of beneficial interest repurchased.....       (18,427,084)        (31,709,988)
                                                                        ------------        ------------
          Net increase in net assets resulting from shares of
            beneficial interest transactions .....................        18,558,054          10,668,781
                                                                        ------------        ------------
              Total increase in net assets........................        18,863,902          10,937,535

NET ASSETS:
      Beginning of year...........................................        55,713,612          44,776,077
                                                                        ------------        ------------
      End of year ................................................      $ 74,577,514        $ 55,713,612
                                                                        ============        ============

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
           Selected per share data and ratios for a share outstanding throughout each period


                                                                                                For the period
                                             For the                                             July 23, 1992
                                        six months ended      For the years ended June 30,     (commencement of
                                        December 31, 1997   ---------------------------------   operations) to
                                           (unaudited)       1997    1996     1995      1994     June 30, 1993
                                        ----------------    ------- -------  ------    ------    ------------
Net asset value, beginning of period...      $10.33         $10.26  $10.28    $10.11   $10.29       $10.00

Income from investment operations:
   Net investment income...............        0.18           0.37    0.37      0.37     0.34         0.32
   Net realized and unrealized
     gain (loss) on investments........        0.05           0.07   (0.02)     0.17    (0.18)        0.29

Less dividends and distributions:
   Dividends to shareholders from
     net investment income.............       (0.18)         (0.37)  (0.37)    (0.37)   (0.34)       (0.32)
   Distributions to shareholders from
     net realized gains on investments.         --             --      --        --     (0.00)(1)      --
                                             ------         ------  ------    ------   ------       ------
Net asset value, end of period.........      $10.38         $10.33  $10.26    $10.28   $10.11       $10.29
                                             ======         ======  ======    ======   ======       ======
Total return  .........................        2.26%          4.34%   3.60%     5.42%    1.59%        6.16%

Ratios/Supplemental Data:
   Net assets, end of period
     (000's omitted)...................     $74,578        $55,714 $44,776   $51,828  $67,253      $33,202
   Ratio of expenses to average
     net assets:
   Expenses paid by the Fund...........        0.80%(3)       0.70%(2)0.70%(2)  0.70%(2) 0.70%(2)     0.70%(2)(3)
   Expense offset arrangement..........        0.01%(3)        n/a     n/a       n/a      n/a          n/a
                                              -----          -----   -----     -----    -----        -----
       Total expenses..................        0.81%(3)       0.70%   0.70%     0.70%    0.70%        0.70%(3)
   Ratio of net investment income
     to average net assets.............        3.50%(3)       3.55%   3.51%     3.67%    3.32%        3.42%(3)
   Portfolio turnover rate.............           7%            48%     48%       39%      27%          13%

-------------
(1) The distribution to shareholders from net realized gains was less than $0.01 per share.
(2) Had the expense payment agreement not been in place, the ratio of expenses to average net assets for the years ended June 30, 1997, 1996, 1995 and 1994, and for the period ended June 30, 1993 would have been 0.96%, 0.90%, 0.99%, 1.01% and 1.25%, respectively. For the same periods, the total return of the Fund would have been 4.16%, 3.40%, 5.13%, 1.28% and 5.61%, respectively. The expense payment agreement will terminate on July 1, 1997.
(3) Annualized.

                       See Notes to Financial Statements.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

     1. Organization and Significant Accounting Policies. The 59 Wall Street Tax Free Short/Intermediate Fixed Income Fund (the "Fund") is a separate, diversified series of The 59 Wall Street Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended. The Trust is an open-end management investment company organized as a Massachusetts business trust on June 7, 1983. The Fund commenced operations on July 23, 1992. The Declaration of Trust permits the Trustees to create an unlimited number of series, each of which issues a separate class of shares. The Trustees have authorized the issuance of an unlimited number of shares of the Fund. At December 31, 1997, there were three series of the Trust.

      The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization and initial public offering of its shares are being amortized on a straight-line basis over a five-year period.

            D. Federal Income Taxes. Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the Fund's policy to comply with the provisions of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision is required.

            E. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are declared daily and paid monthly. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date. Distributions paid by the Fund from net interest received on tax-exempt bonds are not includable by shareholders as gross income for Federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends.

        THE 59 WALL STREET TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND

                                   (unaudited)

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Trust has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the six months ended December 31, 1997, the Fund incurred $86,673 for advisory services.

      Administrative Fee. The Trust has an administrative agreement with Brown Brothers Harriman & Co. (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.15% of the Fund's average daily net assets. The Administrator has a subadministration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended December 31, 1997, the Fund incurred $52,004 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Trust has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman & Co. for which Brown Brothers Harriman & Co. receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the average daily net assets of the Fund. For the six months ended December 31, 1997, the Fund incurred $86,673 for shareholder servicing/eligible institution services.

      Board of Trustees' Fees. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended December 31, 1997, the Fund incurred $2,141 for these fees.

      3. Investment Transactions. The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligation may be affected by economic developments in a specific state or municipality. The aggregate holdings by state ranged from 0.05% to 13.57% of investments. At December 31, 1997, the five largest holdings by state were Texas 13.57%; Illinois 10.24%; Washington 8.51%; Arizona 8.14%; and New Jersey 5.75%. For the six months ended December 31, 1997, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $26,452,495 and $4,463,207, respectively. Custody fees for the Fund were reduced by $7,087 as a result of an offset arrangement with the Fund's custodian.

      4. Shares of Beneficial Interest. Transactions in shares of beneficial interest were as follows:

                                                    For the           For the
                                               six months ended     year ended
                                               December 31, 1997   June 30, 1997
                                               -----------------   ------------
Shares beneficial interest sold .............      3,519,348         4,239,232
Shares of beneficial interest issued in
  connection with reinvestment of dividends..         49,170            79,257
Shares of beneficial interest repurchased....     (1,777,394)       (3,287,198)
                                                   ---------         ---------
Net increase ................................      1,791,124         1,031,291
                                                   =========         =========

      5. Federal Income Tax Status. At June 30, 1997, the Fund had a net capital loss carryover of approximately $220,000, which is available through June 30, 2003, to offset future capital gains to the extent provided by regulations. To the extent that this net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.

The 59 Wall Street Trust

Investment Adviser and
  Administrator
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of The 59 Wall Street Tax Free
Short/Intermediate Fixed Income Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.